RULE 497 FILING

On behalf of the Goldman Sachs Equity Income Fund, Goldman Sachs Focused Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund and Goldman Sachs Small/Mid Cap Value Fund (the “Funds”), each a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on January 4, 2019 (Accession No. 0001193125-19-002369), which is incorporated by reference into this Rule 497 Filing.